Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Global-Tech and its subsidiaries are subject to income taxes on an entity basis on the taxable income arising in or derived from the respective tax jurisdictions in which they are domiciled or deemed to operate. Global-Tech and its investment holding subsidiaries incorporated in the British Virgin Islands (“BVI”) are not subject to tax in the BVI in accordance with the BVI tax regulations. The Company conducts substantially all of its businesses and operations through its subsidiaries located in Hong Kong and the PRC.

The Company’s operating subsidiaries are subject to various statutory tax rates, according to the respective jurisdictions in which they operate. The Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their assessable income arising in Hong Kong during the fiscal years ended March 31, 2014, 2013 and 2012.

The Company’s subsidiaries registered in the PRC, including DWS and DGLAD, are subject to the PRC enterprise income tax (“EIT”) on income as reported in their PRC statutory accounts, adjusted in accordance with relevant PRC income tax laws and regulations. DWS and DGLAD are located in a coastal open economic zone in the PRC and, accordingly, were entitled to a preferential tax rate of 27% (24% reduced tax rate and 3% local income tax rate) for the calendar years ended prior to December 31, 2008. During the 5th Session of the 10th National People’s Congress of the PRC, which was concluded on March 16, 2007, a unified EIT law was approved and became effective on January 1, 2008 (“New EIT Law”). The New EIT Law introduced a wide range of changes which include the unification of the income tax rate for domestic-invested and foreign-invested enterprises at 25%. DGLAD is entitled to a tax concession period (“Tax Holiday”), whereby it was exempted from EIT for its first two profit-making years and is entitled to a 50% tax reduction for the succeeding three years. DGLAD has qualified as a High and New Technology Enterprise (“HNTE”). Accordingly, after the expiry of its Tax Holiday in December 2011, DGLAD became subject to a preferential tax rate of 15% commencing from January 2012. The EIT of DWS for fiscal years 2014, 2013 and 2012 remained 25%.

Income tax expense (benefit) consists of:

	2014	2013	2012
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	(255,927)	(820,039)	1,229,229
Deferred	—	(21,861)	(604)

Income tax expense (benefit) from continuing operations	(255,927)	(841,900)	1,228,625

Discontinued Operations
Income tax expense:
Current	—	—	25,263

Income tax expense from discontinued operations	—	—	25,263

Total income tax expense (benefit)	(255,927)	(841,900)	1,253,888

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2014	2013	2012
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	(1,801,722)	(480,671)	440,752
Foreign rate differential	(299,512)	30,822	200,857
Non-taxable other income	(227,440)	(386,664)	(294,827)
Non-tax deductible expenses	1,035,101	670,389	1,124,153
Under (Over) provision of tax in prior periods	(695,630)	(1,314,491)	206,387
Unrecognized tax benefits	278,338	223,959	569,997
Changes in valuation allowance	1,454,938	414,756	(993,431)

Total income tax expense (benefit) at the Company’s effective income tax rate	(255,927)	(841,900)	1,253,888

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	2.3%	28.9%	46.9%

Deferred tax assets and liabilities as of March 31, 2014 and 2013 comprise the following:

	March 31, 2014	March 31, 2013
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,318,586	2,031,131
Provision for inventories	238,730	196,834
Provision for warranty	217,434	111,903
Operating losses carried forward	4,391,655	3,418,116

Gross deferred tax assets	7,166,405	5,757,984
Less: Valuation allowance for deferred tax assets	(7,166,405)	(5,757,984)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(5,183)	(5,180)

Total deferred tax liabilities	(5,183)	(5,180)

	Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	5,757,984	5,185,404	6,057,516
Additions (reversals)	1,454,938	414,756	(993,431)
Exchange realignment	(46,517)	157,824	121,319

Balance at end of fiscal year	7,166,405	5,757,984	5,185,404

For financial reporting purposes, the Company has established valuation allowances by tax jurisdiction for deferred tax assets, which management believes are more likely than not to be realized in the foreseeable future. As of March 31, 2014 and 2013, the Company had tax losses carried forward of US$25,530,406 and US$23,591,422, respectively, which included tax losses of US$5,591,707 and US$4,114,021 respectively that are available indefinitely for offsetting against future taxable income of the companies in which these losses arose. Tax losses of US$19,938,699 and US$19,477,401 as at March 31, 2014 and 2013, respectively, may be carried back for 2 years or carried forward for 20 years from the year the tax losses arose.

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2014 and 2013, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2014	March 31, 2013
	US$	US$
Balance at beginning of fiscal year	8,870,677	9,117,443
Additions based on tax positions related to the current year	422,094	799,637
Reduction for tax positions related to prior year	(700,780)	(1,070,199)
Exchange realignment	(2,827)	23,796

Balance at end of fiscal year	8,589,164	8,870,677

As of March 31, 2014 and 2013, the Company’s unrecognized tax benefits under FASB ASC 740 of US$4,454,069 and US$4,879,338, respectively, are presented in the consolidated balance sheets within income tax payable. The remaining balance of US$4,135,095 and US$3,991,339 as of March 31, 2014 and 2013, respectively, are set off against the corresponding tax losses carried forward.

If the unrecognized tax benefits under FASB ASC 740 as of March 31, 2014 were realized in a future period, these would result in a tax benefit of US$4,454,069 (US$4,879,338 as of March 31, 2013) and a reduction of the Company’s effective tax rate.

For all the years presented and in accordance with FASB ASC 740, the Company classified interest and potential penalties relating to any underpayment of income taxes and uncertain tax positions, if and when required, as interest expense and other expenses, respectively. For the fiscal years ended March 31, 2014 and 2013, the Company reversed interest and potential penalties of US$213,976 and US$1,021,397, respectively, relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. For the fiscal year ended March 31, 2012, the Company accrued interest and potential penalties of US$121,032 relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. As of March 31, 2014 and 2013, the Company had accrued interest and potential penalties relating to uncertain tax positions amounting to US$436,920 and US$651,721, respectively.

One of the Company’s wholly-owned subsidiaries was under examination by the Hong Kong tax authority in prior years. The tax period open for examination by the tax authority included the fiscal years ended March 31, 2003 through 2011. During fiscal 2013, the Company’s subsidiary and the Hong Kong tax authority reached an agreement to settle the tax audit case with additional assessable profits of HK$12,520,654 (equivalent to US$1,612,967) being raised together with penalty and interest on tax undercharged, for which the amount had already been provided for within FASB ASC 740. The total amount of penalty and interest paid was HK$2,000,000 and HK$466,249 (equivalent to US$257,649 and US$60,064), respectively, which were included in “Other income, net” and “Interest income, net” from continuing operations.

The PRC tax authorities could determine that any inter-company payable account in accordance with PRC GAAP could be deemed income if such inter-company payables cannot be settled and therefore would be subject to taxation. In accordance with FASB ASC 740, we evaluated our position and determined that such inter-company payables will be settled, particularly since prior year tax assessments have been confirmed by the PRC tax authorities and such inter-company payables were not deemed as income.

Except as noted above, based on existing tax regulations in the Company’s various operating jurisdictions, tax years 2005 through 2014 remain open to possible tax examination by relevant tax authorities.

The Company has not provided for possible income taxes on the undistributed earnings of foreign subsidiaries that are considered to be reinvested indefinitely.